File No. 333-01445   CIK #910911


                       Securities and Exchange Commission
                             Washington, D. C. 20549


                                 Post-Effective


                                 Amendment No. 3


                                       to


                                    Form S-6


                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

                     EVEREN Unit Investment Trusts Series 43

                 Name and executive office address of Depositor:

                            Ranson & Associates, Inc.
                         250 North Rock Road, Suite 150
                             Wichita, Kansas  67206

                 Name and complete address of agent for service:

                                 Robin Pinkerton
                            Ranson & Associates, Inc.
                         250 North Rock Road, Suite 150
                             Wichita, Kansas  67206



          ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on April 30, 1999 pursuant to paragraph (b) of Rule 485.

         KEMPER DEFINED FUNDS AND EVEREN UNIT INVESTMENT TRUSTS

                         CORPORATE INCOME SERIES
               DEFINED HIGH YIELD CORPORATE INCOME SERIES
                INVESTMENT GRADE CORPORATE INCOME SERIES

     Kemper Defined Funds and EVEREN Unit Investment Trusts Corporate Income Series and Defined High Yield Corporate Income Series ("Corporate Income Series") were formed for the purpose of providing a high level of current income through investment in a fixed portfolio consisting primarily of high yield, high risk corporate debt obligations issued after July 18, 1984. Certain Series of the Trust may also contain high yield, high risk dollar denominated foreign corporate debt obligations, foreign sovereign debt obligations, limited partnership obligations or zero coupon U.S. Treasury obligations.

     Kemper Defined Funds and EVEREN Unit Investment Trusts Investment Grade Corporate Income Series (the "Investment Grade Series") were formed for the purpose of providing a high level of current income through investment in a fixed portfolio consisting primarily of investment grade, corporate debt obligations issued after July 18, 1984. The payment of income is dependent upon the continuing ability of the issuers and/or obligors to meet their respective obligations. See "Trust Portfolio - Risk Factors."

     MOST OF THE SECURITIES INCLUDED IN THE CORPORATE INCOME SERIES ONLY ARE COMMONLY KNOWN AS "JUNK BONDS" AND ARE SUBJECT TO GREATER MARKET FLUCTUATIONS AND POTENTIAL RISK OF LOSS OF INCOME AND PRINCIPAL THAN ARE INVESTMENTS IN LOWER-YIELDING, HIGHER RATED FIXED INCOME SECURITIES. THE SECURITIES INCLUDED IN EACH SUCH TRUST SHOULD BE VIEWED AS SPECULATIVE AND AN INVESTOR SHOULD REVIEW HIS ABILITY TO ASSUME THE RISKS ASSOCIATED WITH SPECULATIVE CORPORATE BONDS. THE PAYMENT OF INCOME IS DEPENDENT UPON THE CONTINUING ABILITY OF THE ISSUERS AND/OR OBLIGORS TO MEET THEIR RESPECTIVE OBLIGATIONS. SEE "TRUST PORTFOLIO-RISK FACTORS."

     Units of the Trusts are not deposits of, or guaranteed by, any bank, and Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

     For foreign investors who are not United States citizens or residents, interest income from a Trust may not be subject to federal withholding taxes if certain conditions are met. See "Federal Tax Status."

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                   SPONSOR:  RANSON & ASSOCIATES, INC.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED  UPON  THE  ACCURACY OR ADEQUACY OF THIS PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  This Prospectus is in two parts. The investor is advised to read and retain both parts of this Prospectus for future reference.

                  THE DATE OF THIS PART ONE PROSPECTUS
     IS THAT DATE WHICH IS SET FORTH IN PART TWO OF THE PROSPECTUS.

                                 SUMMARY

     Public Offering Price. The Public Offering Price per Unit will be based upon a pro rata share of the bid prices of the Bonds in a Trust plus or minus a pro rata share of cash, if any, in the Principal Account held or owned by such Trust, Purchased Interest, if any, accrued interest (or Daily Accrued Interest) plus the applicable sales charge. For sales charges, see "Public Offering of Units-Public Offering Price." The sales charge is reduced on a graduated scale as set forth under "Public Offering of Units-Public Offering Price."

     Interest and Principal Distributions.  Distributions of  the
estimated annual interest income to be received by a Trust, after
deduction  of  estimated expenses, will  be  made  monthly.   See
"Unitholders-Distributions to Unitholders" and "Essential Information" in Part Two of this Prospectus Distributions of funds, if any, in the Principal Account will be made as provided in "Unitholders-Distributions to Unitholders."

     Reinvestment. Each Unitholder may elect to have distributions of principal or interest or both automatically invested without charge in shares of certain Zurich Kemper Investments, Inc. mutual funds. See "Distribution Reinvestment."

     Estimated Long-Term Return and Estimated Current Return. The Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, Sponsor and Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the offering price of the underlying Bonds and with changes in the Purchased Interest, if any, and accrued interest (or Daily Accrued Interest); therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirement dates of all of the Bonds in a Trust and (2) takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirement dates of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only net annual interest income and Public Offering Price.

     Market for Units. While under no obligation to do so, the Sponsor intends to maintain a market for the Units and to offer to repurchase such Units at prices subject to change at any time which are based on the aggregate bid side evaluation of the Bonds in a Trust Fund plus Purchased Interest, if any, and accrued interest (or Daily Accrued Interest).

     Risk Factors. Each Corporate Income Series Trust is comprised primarily of securities rated below investment grade by Standard & Poor's, Moody's Investors Service, Inc. or Duff & Phelps Credit Rating Co., which securities are commonly referred to as "junk bonds." In addition, certain of the securities in certain of the Trusts may be obligations of foreign issuers. For special risks associated with the Trusts, see "Trust Portfolios - Risk Factors."

                             THE TRUST FUNDS

     Each Series of the Trust is a unit investment trust created by the Sponsor under the name Kemper Defined Funds Corporate Income Series, Kemper Defined Funds Investment Grade Corporate Income Series, EVEREN Unit Investment Trusts Corporate Income Series, EVEREN Unit Investment Trusts Defined High Yield Corporate Income Series, or EVEREN Unit Investment Trusts Investment Grade Corporate Income Series (the "Trusts" or "Trust Funds," and each a "Trust"), all of which are similar, and each of which was created under the laws of the State of Missouri or New York pursuant to a trust indenture (the "Trust Agreement").* Ranson & Associates, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

     Each Corporate Income Series was formed for the purpose of providing a high level of current income through investment in a fixed portfolio consisting primarily of high yield, high risk corporate debt obligations issued after July 18, 1984. Certain Series of the Trusts may also contain high yield, high risk dollar denominated foreign corporate debt obligations, foreign sovereign debt obligations, limited partnership obligations or zero coupon U.S. Treasury obligations (collectively, the "Obligations" or "Bonds"). There is, of course, no guarantee that a Trust Fund's objective will be achieved.

     Each Investment Grade Series was formed for the purpose of providing a high level of current income through investment in a fixed portfolio consisting primarily of investment grade, corporate debt obligations issued after July 18, 1984 There is, of course, no guarantee that the Trust Funds' objectives will be achieved.

     A Trust Fund may be an appropriate investment vehicle for investors who desire to participate in a portfolio of taxable fixed income securities issued primarily by corporate obligors with greater diversification than investors might be able to acquire individually. Diversification of the Trust assets will not eliminate the risk of loss always inherent in the ownership of securities. In addition, Bonds of the type deposited in the Trust Funds often are not available in small amounts.

     Each Unit offered represents that undivided interest in the Trust involved as indicated under "Essential Information" in Part Two of this Prospectus. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in such Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in such Trust represented by such fraction will remain

-------------------
* Reference is made to the Trust Agreement for each Trust, and any statements contained herein are qualified in their entirety by the provisions of the appropriate Trust Agreement.

unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

     An investment in Units should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying Bonds will fluctuate inversely with changes in interest rates. The uncertain economic conditions of recent years, together with the fiscal measures adopted to attempt to deal with them, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate debt obligations generally. The Sponsor cannot predict the degree to which such fluctuations will continue in the future. Each Corporate Income Series Trust is comprised primarily of securities rated below investment grade by Standard & Poor's, Moody's Investor Service, Inc., or Duff & Phelps Credit Rating Co., which securities are commonly referred to as "junk bonds." For special risks associated with such securities, see "Trust Portfolio-Risk Factors."


                COMPENSATION FOR FOREIGN WITHHOLDING TAX

     Certain of the Bonds in certain Series of the Trusts are subject to non-U.S. ("foreign") withholding taxes. Certain issuers of Bonds which are subject to foreign withholding taxes have generally agreed, subject to certain exceptions, to make additional payments ("Additional Payments") which together with other payments are intended to compensate the holder of the Bond for the imposition of certain withholding taxes. However, both the calculation of the Additional Payment and whether the Additional Payment compensates the holder of the Bond for any related penalties, interest or other charges imposed in connection with any applicable foreign withholding taxes are likely to differ from Bond to Bond. Moreover, the Additional Payment is itself treated as taxable income to Unitholders for U.S. income tax purposes. The Additional Payment may not be based upon a "gross-up" formula which would otherwise compensate an investor for the tax liability triggered by the receipt of the Additional Payment. For any of these reasons, an investor may not be adequately compensated for the actual foreign withholding tax liabilities incurred. If a Trust obtains a certificate from an issuer evidencing payment of foreign withholding taxes with respect to a Bond, the Trust will so notify Unitholders. A Unitholder is required to include in his gross income the entire amount of interest paid on his pro rata portion of the Bond including the amount of tax withheld therefrom and the amount of any Additional Payment. However, if the foreign tax withheld constitutes an income tax for which U.S. foreign tax credits may be taken, the Unitholder may be able to obtain applicable foreign tax credits (subject to statutory limitations) or deductions. See "Federal Tax Status."

                           FEDERAL TAX STATUS

     For purposes of the following discussion and opinions, it is assumed that each of the obligations is debt for Federal income tax purposes. In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

          1. Each Series of the Trust is not an association taxable as a corporation for Federal income tax purposes.

          2. Each Unitholder of the Trust is considered to be the owner of a pro rata portion of each of a Trust's assets for Federal income tax purposes under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986 (the "Code"); and the income will be treated as income of the Unitholders. Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is received by a Trust. Each Unitholder will also be required to include in taxable income for Federal income tax purposes, original issue discount with respect to his interest in any Bonds held by a Trust at the same time and in the same manner as though the Unitholder were the direct owner of such interest.

          3. Each Unitholder will have a taxable event when a Bond is disposed of (whether by sale, exchange, liquidation, redemption, or payment at maturity) or when the Unitholder redeems or sells his Units. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all the assets of the Trust. Such basis is determined (before the adjustments described below) by apportioning the tax basis for the Units among each of the Trust assets according to value as of the valuation date nearest the date of acquisition of the Units. Unitholders must reduce the tax basis of their Units for their share of accrued interest received, if any, on Bonds delivered after the date the Unitholders pay for their Units to the extent such interest accrued on such Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the sellers), and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, exchange, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unitholder (subject to various nonrecognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unitholders pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. The basis of each Unit and of each Bond which was issued with original issue discount (or which has market discount) (including any U.S. Treasury obligations) must be increased by the amount of accrued original issue discount (and accrued market discount if the Unitholder elects to include market discount in income as it accrues) and the basis of each Unit and of each Bond which was purchased by a Trust at a premium must be reduced by the annual amortization of bond premium which the Unitholder has properly elected to amortize under
     Section 171 of the Code. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost. The U.S. Treasury obligations held by a Trust, if any, are treated as bonds that were originally issued at an original issue discount provided, pursuant to a Treasury Regulation (the "Regulation") issued on December 28, 1992, that the amount of original issue discount determined under Section 1286 of the Code is not less than a "de minimis" amount as determined thereunder (as discussed below under "Original Issue Discount"). Because U.S. Treasury obligations represent interests in "stripped" U.S. Treasury bonds, a Unitholder's initial cost for his pro rata portion of each U.S. Treasury obligation held by a Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the Bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Bonds held by a Trust as such original issue discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under the Regulation. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of U.S Treasury obligations, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount.

     Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by a Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986 (the "Act"), certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses paid by a Trust as miscellaneous itemized deductions subject to this limitation.

     Premium. If a Unitholder's tax basis of his pro rata portion in any Bonds held by a Trust exceeds the amount payable by the issuer of the Bond with respect to such pro rata interest upon the maturity of the Bond, such excess would be considered premium which may be amortized by the Unitholder at the Unitholder's election as provided in Section 171 of the Code. Unitholders should consult their tax advisors regarding whether such election should be made and the manner of amortizing premium.

     Original Issue Discount. Certain of the Bonds in each Trust may have been acquired with "original issue discount." In the case of any Bonds in a Trust acquired with "original issue discount" that exceeds a "de minimis" amount as specified in the Code or in the case of U.S. Treasury obligations as specified in the Regulation, such discount is includable in taxable income of the Unitholders on an accrual basis computed daily, without regard to when payments of interest on such Bonds are received. The Code provides a complex set of rules regarding the accrual of original issue discount. These rules provide that original issue discount generally accrues on the basis of a constant compound interest rate over the term of the Bonds. Unitholders should consult their tax advisers as to the amount of original issue discount which accrues.

     Special original issue discount rules apply if the purchase price of the Bond by a Trust exceeds its original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price"). Similarly these special rules would apply to a Unitholder if the tax basis of his pro rata portion of a Bond issued with original issue discount exceeds his pro rata portion of its adjusted issue price. Unitholders should also consult their tax advisers regarding these special rules.

     It is possible that a corporate Bond that has been issued at an original issue discount may be characterized as a "high-yield discount obligation" within the meaning of Section 163(e)(5) of the Code. To the extent that such an obligation is issued at a yield in excess of six percentage points over the applicable Federal rate, a portion of the original issue discount on such obligation will be characterized as a distribution on stock (e.g., dividends) for purposes of the dividends received deduction which is available to certain corporations with respect to certain dividends received by such corporation.

     Market Discount. If a Unitholder's tax basis in his pro rata portion of Bonds is less than the allocable portion of such Bond's stated redemption price at maturity (or, if issued with original issue discount, the allocable portion of its "revised issue price"), such difference will constitute market discount unless the amount of market discount is "de minimis" as specified in the Code. Market discount accrues daily computed on a straight line basis, unless the Unitholder elects to calculate accrued market discount under a constant yield method. The market discount rules do not apply to U.S. Treasury obligations because they are stripped debt instruments subject to special original issue discount rules as discussed above. Unitholders should consult their tax advisors as to the amount of market discount which accrues.

     Accrued market discount is generally includable in taxable income to the Unitholders as ordinary income for Federal tax purposes upon the receipt of serial principal payments on the Bonds, on the sale, maturity or disposition of such Bonds by a Trust, and on the sale by a Unitholder of Units, unless a Unitholder elects to include the accrued market discount in taxable income as such discount accrues. If a Unitholder does not elect to annually include accrued market discount in taxable income as it accrues, deductions for any interest expense incurred by the Unitholder which is incurred to purchase or carry his Units will be reduced by such accrued market discount. In general, the portion of any interest expense which was not currently deductible would ultimately be deductible when the accrued market discount is included in income.

Unitholders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

     Computation of the Unitholder's Tax Basis. The tax basis of a Unitholder with respect to his interest in a Bond is increased by the amount of original issue discount (and market discount, if the Unitholder elects to include market discount, if any, on the Bonds held by a Trust in income as it accrues) thereon properly included in the Unitholder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized premium which the Unitholder has properly elected to amortize under Section 171 of the Code. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all of the assets of the Trust.

     Recognition of Taxable Gain or Loss upon Disposition of Obligations by a Trust or Disposition of Units. A Unitholder will recognize taxable capital gain (or loss) when all or part of his pro rata interest in a Bond is disposed of in a taxable transaction for an amount greater (or less) than his tax basis therefor. As previously discussed, gain realized on the disposition of the interest of a Unitholder in any Bond deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. Any capital gain or loss arising from the disposition of a Bond by a Trust or the disposition of Units by a Unitholder will be short-term capital gain or loss unless the Unitholder has held his Units for more than one year in which case such capital gain or loss will be generally long-term. For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for a taxable year) are subject to a maximum marginal stated tax rate of 28 percent. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. The tax basis reduction requirements of the Code relating to amortization of bond premium may under some circumstances, result in the Unitholder realizing taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

     "The Revenue Reconciliation Act of 1993" (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28 percent maximum stated rate. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that characterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets including his pro rata portion of all of the Bonds represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules (assuming no election was made by the Unitholder to include market discount in income as it accrues) as previously discussed.

     Foreign Investors. A Unitholder who is a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust) will generally not be subject to United States federal income taxes, including withholding taxes, on interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata interest in any Bond or the sale of his Units provided that all of the following conditions are met:
(i) the interest income or gain is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) if the interest is United States source income (which is the case for most securities issued by United States issuers), and the Bond is issued after July 18, 1984 (which is the case for each Bond held by a Trust), the foreign investor does not own, directly or indirectly, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Bond and the foreign investor is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to the issuer of the Bond, (iii) with respect to any gain, the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iv) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units.

     It should be noted that payments to a Trust of interest on the Bonds of foreign companies may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by such Trust. Any interest withheld as a result thereof may nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. In addition, such Bonds may provide for additional payments to investors intended to compensate them for any foreign tax liability. (See "Compensation for Foreign Withholding Tax.") Any such additional payments received by the Trust would constitute taxable income to Unitholders. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

     It should be noted that the Tax Act includes a provision which eliminates the exemption from United States taxation, including withholding taxes, for certain "contingent interest." The provision applies to interest received after December 31, 1993. No opinion is expressed herein regarding the potential applicability of this provision and whether United States taxation or withholding taxes could be imposed with respect to income derived from the Units as a result thereof. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     General. Each Unitholder (other than a foreign investor who has properly provided the certifications described in the preceding paragraph) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder, including amounts received upon the redemption of the Units, will be subject to back-up withholding.

     The foregoing discussion relates only to United States Federal income taxes; Unitholders may be subject to state and local taxation in other jurisdictions (including a foreign investor's country of residence). Unitholders should consult their tax advisers regarding potential state, local, or foreign taxation with respect to the Units.


                     TAX REPORTING AND REALLOCATION

     Because the Trusts receive interest and makes monthly distributions based upon a Trust's expected total collections of interest and any anticipated expenses, certain tax reporting consequences may arise. A Trust is required to report Unitholder information to the Internal Revenue Service ("IRS"), based upon the actual collection of interest by such Trust on the securities in such Trust, without regard to such Trust's expenses or to such Trust's payments to Unitholders during the year. If distributions to Unitholders exceed interest collected, the difference will be reported as a return of principal which will reduce a Unitholder's cost basis in its Units (and its pro rata interest in the securities in a Trust). A Unitholder must include in taxable income the amount of income reported by a Trust to the IRS regardless of the amount distributed to such Unitholder. If a Unitholder's share of taxable income exceeds income distributions made by a trust to such Unitholder, such excess is in all likelihood attributable to the payment of miscellaneous expenses of such Trust which will not be deductible by an individual Unitholder as an itemized deduction except to the extent that the total amount of certain itemized deductions, such as investments expenses (which would include the Unitholder's share of Trust expenses), tax return preparation fees and employee business expenses, exceeds 2% of such Unitholder's adjusted gross income. Alternatively, in certain cases, such excess may represent an increase in the Unitholder's tax basis in the Units owned. Investors with questions regarding these issues should consult with their tax advisers.


                            TRUST PORTFOLIOS


PORTFOLIO SELECTION

     The selection of Bonds for each Series of a Trust was based largely upon the experience and judgment of the Sponsor. In making such selections the Sponsor considered the following factors: (a) the price of the Bonds relative to other issues of similar quality and maturity;
(b) the present rating and credit quality of the issuers of the Bonds and the potential improvement in the credit quality of such issuers; (c) the diversification of the Bonds as to location of issuer; (d) the income to the Unitholders of a Trust; (e) whether the Bonds were issued after July 18, 1984; and (f) the stated maturity of the Bonds.

     As of the Initial Date of Deposit for each Series, all of the Bonds in a Corporate Income Series Trust were rated "Ba" or better by Moody's Investors Service, Inc. or "BB" or better by Standard & Poor's or Duff & Phelps Credit Rating Co. As of the Initial Date of Deposit, all of the Bonds in an Investment Grade Series were rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's or Duff & Phelps Credit Rating Co. See "Description of Ratings" herein and "Schedule of Investments" in Part Two of this Prospectus. Subsequent to the Initial Date of Deposit, a Bond may cease to be so rated. If this should occur, a Trust would not be required to eliminate the Bond from the Trust, but such event may be considered in the Sponsor's determination to direct the Trustee to dispose of such investment. See "Investment Supervision."


RISK FACTORS

     General. An investment in Units of a Trust should be made with an understanding of the risks that an investment in "high yield," high risk, fixed rate, foreign and domestic corporate debt obligations or "junk bonds" may entail, including increased credit risks and the risk that the value of the Units will decline, and may decline precipitously, with increases in interest rates. While the Bonds in an Investment Grade Series are higher rated and generally thought to be less risky than lower rated bonds, such Bonds are generally susceptible to the risks described herein. In recent years there have been wide fluctuations in interest rates and thus in the value of fixed-rate, debt obligations generally. Securities such as those included in each Trust are, under most circumstances, subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher rated securities, and their value may decline precipitously because of increases in interest rates not only because the increases in rates generally decrease values but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high yield, high risk securities resulting in a higher incidence of defaults among high yield, high risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high yield, high risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates but reduces the benefit to the issuer of declining rates. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future. The portfolios consist of Obligations that, in many cases, do not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buy outs or restructurings that could have the effect of reducing the ability of the issuer to meet its obligations and might result in the ratings of the Obligations and the value of the underlying portfolio being reduced.

     The Obligations in certain Trusts consist of "high yield, high risk" foreign and domestic corporate bonds and foreign sovereign debt obligations. "High yield" or "junk" bonds, the generic names for corporate bonds rated below BBB by Standard & Poor's or Duff & Phelps Credit Rating Co. or below Baa by Moody's Investor Service, Inc., are frequently issued by corporations in the growth stage of their development, by established companies whose operations or industries are depressed or by highly leveraged companies purchased in leveraged buyout transactions. The market for high yield bonds is very specialized and investors in it have been predominantly financial institutions. High yield bonds are generally not listed on a national securities exchange. Trading of high yield bonds, therefore, takes place primarily in over-the-counter markets which consist of groups of dealer firms that are typically major securities firms. Because the high yield bond market is a dealer market, rather than an auction market, no single obtainable price for a given bond prevails at any given time. Prices are determined by negotiation between traders. The existence of a liquid trading market for the Obligations may depend on whether dealers will make a market in the Obligations. There can be no assurance that a market will be made for any of the Obligations, that any market for the Obligations will be maintained or of the liquidity of the Obligations in any markets made.
Not all dealers maintain markets in all high yield bonds. Therefore, since there are fewer traders in these bonds than there are in "investment grade" bonds, the bid-offer spread is usually greater for high yield bonds than it is for investment grade bonds. The price at which the Securities may be sold to meet redemptions and the value of a Trust will be adversely affected if trading markets for the Obligations are limited or absent. If the rate of redemptions is great, the value of a Trust may decline to a level that requires liquidation (see "Administration of the Trusts-Amendment and Termination").

     Lower-rated securities tend to offer higher yields than higher-rated securities with the same maturities because the creditworthiness of the issuers of lower-rated securities may not be as strong as that of other issuers. Moreover, if an Obligation is recharacterized as equity by the Internal Revenue Service for Federal income tax purposes, the issuer's interest deduction with respect to the Obligation will be disallowed and this disallowance may adversely affect the issuer's credit rating. Because investors generally perceive that there are greater risks associated with the lower-rated securities in a Trust, the yields and prices of these securities tend to fluctuate more than higher-rated securities with changes in the perceived quality of the credit of their issuers. In addition, the market value of high yield, high risk, fixed-income securities may fluctuate more than the market value of higher-rated securities since high yield, high risk, fixed-income securities tend to reflect short-term credit development to a greater extent than higher-rated securities. Lower-rated securities generally involve greater risks of loss of income and principal than higher-rated
securities.   Issuers of lower-rated securities may possess  less
creditworthiness characteristics than issuers of higher-rated securities and, especially in the case of issuers whose obligations or credit standing have recently been downgraded, may be subject to claims by debtholders, owners of property leased to the issuer or others which, if sustained, would make it more difficult for the issuers to meet their payment obligations. High yield, high risk bonds are also affected by variables such as interest rates, inflation rates and real growth in the economy. Therefore, investors should consider carefully the relative risks associated with investment in securities which carry lower ratings.

     The value of the Units reflects the value of the portfolio securities, including the value (if any) of securities in default.
Should the issuer of any Obligation default in the payment of principal or interest, a Trust may incur additional expenses seeking payment on the defaulted Obligation. Because amounts (if any) recovered by a Trust in payment under the defaulted Obligation may not be reflected in the value of the Units until actually received by the Trust, and depending upon when a Unitholder purchases or sells his Units, it is possible that a Unitholder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

     High yield, high risk bonds are generally subordinated obligations. The payment of principal (and premium, if any), interest and sinking fund requirements with respect to subordinated obligations of an issuer is subordinated in right of payment to the payment of senior obligations of the issuer. Senior obligations generally include most, if not all, significant debt obligations of an issuer, whether existing at the time of issuance of subordinated debt or created thereafter. Upon any distribution of the assets of an issuer with subordinated obligations upon dissolution, total or partial liquidation or reorganization of or similar proceeding relating to the issuer, the holders of senior indebtedness will be entitled to receive payment in full before holders of subordinated indebtedness will be entitled to receive any payment. Moreover, generally no payment with respect to subordinated indebtedness may be made while there exists a default with respect to any senior indebtedness. Thus, in the event of insolvency, holders of senior indebtedness of an issuer generally will recover more, ratably, than holders of subordinated indebtedness of that issuer.

     Obligations that are rated lower than BBB by Standard & Poor's or Duff & Phelps or Baa by Moody's, respectively, should be considered speculative as such ratings indicate a quality of less than investment grade. Investors should carefully review the objective of the Trust and consider their ability to assume the risks involved before making an investment in the Trust. See "Description of Ratings" for a description of speculative ratings issued by Standard & Poor's, Duff & Phelps and Moody's.

     Zero Coupon U.S. Treasury Obligations. Certain of the Bonds in a Trust may be "zero coupon" U.S. Treasury bonds. See Part Two of this Prospectus. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in
the  future.  For this reason, zero coupon bonds are subject   to
substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

     Foreign Issuers. Certain of the Bonds in a Trust may be securities of foreign issuers. It is appropriate for investors in such a Trust to consider certain investment risks that distinguish investments in Bonds of foreign issuers from those of domestic issuers. Those investment risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the Bonds held in a portfolio, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions (including expropriation, burdensome or confiscatory taxation and moratoriums) which might adversely affect the payment or receipt of payment of amounts due on the Bonds. Investors should realize that, although a Trust invests in U.S. dollar denominated investments, the foreign issuers which operate internationally are subject to currency risks. The value of Bonds can be adversely affected by political or social instability and unfavorable diplomatic or other negative developments. In addition, because many foreign issuers are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may, be less publicly available information about the foreign issuer than a U.S. domestic issuer.
Foreign issuers also are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. domestic issuers.

     Liquidity. The Bonds in a Trust may not have been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of the Act. Most of the Bonds will not be listed on a securities exchange. Whether or not the Bonds are listed, the principal trading market for the Bonds will generally be in the over-the-counter market. As a result, the existence of a liquid trading market for the Bonds may depend on whether dealers will make a market in the Bonds. There can be no assurance that a market will be made for any of the Bonds, that any market for the Bonds will be maintained, or of the liquidity of the Bonds in any markets made. The price at which the Bonds may be sold to meet redemptions and the value of a Trust will be adversely affected if trading markets for the Bonds are limited or absent. A Trust may also contain nonexempt Bonds in registered form which have been purchased on a private placement basis. Sales of these Bonds may not be practicable outside the United States, but can generally be made in U.S. institutions in the private placement market which may not be as liquid as the general U.S. securities market. Since the private placement market is less liquid, the prices received may be less than would have been received had the markets been broader.

     Exchange Controls. On the basis of the best information available to the Sponsor at the present time none of the Bonds is subject to exchange control restrictions under existing law which would materially interfere with payment to a Trust of amounts due on the Bonds. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payments to a Trust. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of the Bonds in a Trust and on the ability of a Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption.

     Jurisdiction over, and U.S. Judgments Concerning, Foreign Obligors. Non-U.S issuers of the Bonds will generally not have submitted to the jurisdiction of U.S. courts for purposes of lawsuits relating to those Bonds. If a Trust contains Bonds of such an issuer, the Trust as a holder of those obligations may not be able to assert its rights in U.S. courts under the documents pursuant to which the Bonds are issued. Even if a Trust obtains a U.S. judgment against a foreign obligor, there can be no assurance that the judgment will be enforced by a court in the country in which the foreign obligor is located. In addition, a judgment for money damages by a court in the United States if obtained, will ordinarily be rendered only in U.S. dollars. It is not clear, however, whether, in granting a judgment, the rate of conversion of the applicable foreign currency into U.S. dollars would be determined with reference to the due date or the date the judgment is rendered. Courts in other countries may have rules that are similar to, or different from, the rules of the U.S. courts.


GENERAL TRUST INFORMATION

     Because certain of the Bonds in the Trusts may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond.

     The Sponsor may not alter the portfolio of a Trust Fund except upon the happening of certain extraordinary circumstances. See "Investment Supervision." Certain of the Bonds may be subject to optional call or mandatory redemption pursuant to sinking fund provisions, in each case prior to their stated maturity. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer, often at a premium over par. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par of all or a portion of an issue upon the occurrence of certain circumstances, which may be prior to the optional call dates shown in "Schedule of Investments" in Part Two of this Prospectus. Redemption pursuant to optional call provisions is more likely to occur, and redemption pursuant to special or extraordinary redemption provisions may occur, when the Bonds have an offering side evaluation which represents a premium over par, that is, when they are able to be refinanced at a lower cost. The proceeds from any such call or redemption pursuant to sinking fund provisions as well as proceeds from the sale of Bonds and from Bonds which mature in accordance with their terms, unless utilized to pay for Units tendered for redemption, will be distributed to Unitholders and will not be used to purchase additional Bonds for the affected Trust. Accordingly, any such call, redemption, sale or maturity will reduce the size and diversity of a Trust and the net annual interest income and may reduce the Estimated Current Return and the Estimated Long-Term Return. See "Interest, Estimated Long-Term Return and Estimated Current Return." The call, redemption, sale or maturity of Bonds also may have tax consequences to a Unitholder. See "Federal Tax Status." Information with respect to the call provisions and maturity dates of the Bonds is contained in "Schedule of Investments" in Part Two of this Prospectus.

     To the best of the Sponsor's knowledge, there was no litigation pending as of the Initial Date of Deposit for each Trust in respect of any Bond which might reasonably be expected to have a material adverse effect on the related Trust. At any time after the Initial Date of

Deposit, litigation may be instituted on a variety of grounds with respect to the Bonds. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the related Trust. The Sponsor and the Trustee shall not be liable in any way, for any default, failure or defect in any Bond.


                            RETIREMENT PLANS

     Units of the Trust Funds may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans, certain of which are briefly described below.

     Generally, capital gains and income received under each of the foregoing plans are deferred from federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trust Funds will waive the $1,000 minimum investment requirement for IRA accounts. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary.

     Individual Retirement Account-IRA. Any individual under age 70-1/2 may contribute the lesser of $2,000 or 100% of compensation to an IRA annually. Such contributions are fully deductible if the individual (and spouse if filing jointly) are not covered by a retirement plan at work. The deductible amount an individual may contribute to an IRA will be reduced $10 for each $50 of adjusted gross income over $25,000 ($40,000 if married, filing jointly or $0 if married, filing separately), if either an individual or their spouse (if married, filing jointly) is an active participant in an employer maintained retirement plan. Thus, if an individual has adjusted gross income over $35,000 ($50,000 if married, filing jointly or $0 if married, filing separately) and if an individual or their spouse is an active participant in an employer maintained retirement plan, no IRA deduction is permitted. Under the Internal Revenue Code of 1986, as amended (the "Code"), an individual may make nondeductible contributions to the extent deductible contributions are not allowed. All distributions from an IRA (other than the return of certain excess contributions) are treated as ordinary income for federal income taxation purposes provided that under the Code an individual need not pay tax on the return of nondeductible contributions. The amount includable in income for the taxable year is the portion of the amount withdrawn for the taxable year as the individual's aggregate deductible IRA contributions bear to the aggregate balance of all IRAs of the individual.

     A participant's interest in an IRA must be, or commence to be, distributed to the participant not later than April 1 of the calendar year following the year during which the participant attains age 70-1/2. Distributions made before attainment of age 59-1/2, except in the case of the participant's death or disability, or where the amount distributed is to be rolled over to another IRA, or where the distributions are taken as a series of substantially equal periodic payments over the participant's life or life expectancy (or the joint lives or life expectancies of the participant and the designated beneficiary) are generally subject to a surtax in an amount equal to 10% of the distribution. The amount of such periodic payments may not be modified before the later of five years or attainment of age 59-1/2. Excess contributions are subject to an annual 6% excise tax.

     IRA applications, disclosure statements and trust agreements are available from the Sponsor upon request.

     Qualified Retirement Plans. Units of a Trust may be purchased by qualified pension or profit sharing plans maintained by corporations, partnerships or sole proprietors. The maximum annual contribution for a participant in a money purchase pension plan or to paired profit sharing and pension plans is the lesser of 25% of compensation or $30,000. Prototype plan documents for establishing qualified retirement plans are available from the Sponsor upon request.

     Excess Distributions Tax. In addition to the other taxes due by reason of a plan distribution, a tax of 15% may apply to certain aggregate distributions from IRAs, Keogh plans, and corporate retirement plans to the extent such aggregate taxable distributions exceed specified amounts (generally $150,000, as adjusted) during a tax year. This 15% tax will not apply to distributions on account of death, qualified domestic relations orders or amounts eligible for tax-deferred rollover
treatment.   In  general, for lump sum distributions  the  excess
distributions over $750,000 (as adjusted) will be subject to the 15% tax.

     The Trustee has agreed to act as custodian for certain retirement plan accounts. An annual fee, if not paid separately, will be assessed by the Trustee and paid through the liquidation of shares of the reinvestment account. An individual wishing the Trustee to act as custodian must complete a Ranson UIT/IRA application and forward it along with a check made payable to the Trustee. Certificates for Individual Retirement Accounts cannot be issued.


                        DISTRIBUTION REINVESTMENT

     Each Unitholder of a Trust may elect to have distributions of principal (including capital gains, if any) or interest or both automatically invested without charge in shares of any open-end mutual fund underwritten or advised by Zurich Kemper Investments, Inc. which is registered in the Unitholder's state of residence (the "Kemper Funds"), other than those Kemper Funds sold with a contingent deferred sales charge.

     If individuals indicate they wish to participate in the Reinvestment Program but do not designate a reinvestment fund, the Program Agent referred to below will contact such individuals to determine which reinvestment fund or funds they wish to elect. Since the portfolio securities and investment objectives of such Kemper Funds generally will differ significantly from those of the Trust Funds, Unitholders should carefully consider the consequences before selecting such Kemper Funds for reinvestment. Detailed information with respect to the investment objectives and the management of the Funds is contained in their respective prospectuses, which can be obtained from the Sponsor upon request. An investor should read the prospectus of the reinvestment fund selected prior to making the election to reinvest. Unitholders who desire to have such distributions automatically reinvested should inform their broker at the time of purchase or should file with the Program Agent a written notice of election.

     Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Program Agent an election to have such distributions reinvested without charge. Such election must be received by the Program Agent at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a
subsequent  notice  is  received  by  the  Program  Agent.    See
"Unitholders-Distributions to Unitholders."

     The Program Agent is the Trustee. All inquiries concerning participation in distribution reinvestment should be directed to the Program Agent at its unit investment trust office.


                INTEREST, ESTIMATED LONG-TERM RETURN
                    AND ESTIMATED CURRENT RETURN

     As of the opening of business on the date indicated therein, the Estimated Long-Term Return and the Estimated Current Return for each Trust Fund were as set forth in the "Essential Information" in Part Two of this Prospectus. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of the Bonds while the Public Offering Price will vary with changes in the offering price of the underlying Bonds and with changes in the Purchased Interest and Daily Accrued Interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all the Bonds in a Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Bonds and the expenses of a Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only net annual interest income and Public Offering Price.

                        PUBLIC OFFERING OF UNITS

     Public Offering Price. Units of each Trust Fund are offered at the Public Offering Price thereof. The Public Offering Price is based on the aggregate bid side evaluations of the Bonds in each Trust Fund (as determined pursuant to the terms of a contract with the Evaluator, by Cantor Fitzgerald & Co., a non-affiliated firm regularly engaged in the business of evaluating, quoting or appraising comparable securities), plus or minus cash, if any, in the Principal Account held or owned by such Trust Fund, Purchased Interest, if any, and accrued interest (or Daily Accrued Interest) plus a sales charge based upon the dollar weighted average maturity of such Trust Fund.

     The sales charge is based upon the dollar weighted average maturity of a Trust Fund and is determined in accordance with the table set forth below. For purposes of this computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory, tender will be deemed to be the date upon which they mature. The effect of this method of sales charge computation will be that different sales charge rates will be applied to a Trust Fund based upon the dollar weighted average maturity of such Trust Fund's portfolio, in accordance with the following schedule:

           DOLLAR                 PERCENT OF             PERCENT OF
      WEIGHTED AVERAGE          PUBLIC OFFERING          NET AMOUNT
      YEARS TO MATURITY              PRICE                INVESTED
      -----------------         ---------------        --------------
0 to .99 years                       0.00%                  0.000%
1 to 1.99 years                      2.00                   2.041%
2 to 3.99 years                      3.50                   3.627
4 to 9.99 years                      4.50                   4.712
10 or more years                     5.50                   5.820

     The sales charge per Unit will be reduced as set forth below:

                                        DOLLAR WEIGHTED AVERAGE
                                           YEARS TO MATURITY*
                                 2 TO 3.99     4 TO 9.99      10 OR MORE
                                 ---------     ----------     ----------
DOLLAR AMOUNT OF TRADE          SALES CHARGE (% OF PUBLIC OFFERING PRICE)
----------------------          -----------------------------------------
$1,000 to $99,999                  3.50%          4.50%          5.50%
$100,000 to $499,999               3.25           4.25           5.00
$500,000 to $999,999               3.00           4.00           4.50
$1,000,000 or more                 2.75           3.75           4.00

-----------------
*If  the  dollar weighted average maturity of a Trust Fund is from  1  to
 1.99 years, the sales charge is 2% and 1.5% of the Public Offering Price for purchases of $1,000 to $249,999 and $250,000 or more, respectively.

     The reduced sales charges resulting from quantity discounts as shown on the table above will apply to all purchases of Units on any one day by the same purchaser from the same dealer and for this purpose purchases of Units of a Trust Fund will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor. Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charges will also be applicable to a trust or other fiduciary purchasing for a single trust estate or single fiduciary account.

     Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

     The Sponsor intends to permit officers, directors and employees of the Sponsor and Evaluator and at the discussion the Sponsor registered representatives of selling firms to purchase Units of a Trust without a sales charge, although a transaction processing fee may be imposed on such trades.

     The Public Offering Price per Unit of a Trust Fund on the date of this Prospectus or on any subsequent date will vary from the amount stated under "Essential Information" in Part Two of this Prospectus in accordance with fluctuations in the prices of the underlying Bonds and the amount of accrued interest on the Units. The aggregate bid side evaluations of the Bonds shall be determined (a) on the basis of current bid prices of the Bonds, (b) if bid price is not available for any particular Bond, on the basis of current bid prices for comparable bonds,
(c) by determining the value of Bonds on the bid side of the market by appraisal, or (d) by any combination of the above.

     The foregoing evaluations and computations shall be made as of the evaluation time stated under "Essential Information" in Part Two of this Prospectus, on each business day effective for all sales made during the preceding 24-hour period.

     The interest on the Bonds deposited in a Trust Fund, less the related estimated fees and expenses, is estimated to accrue in the annual amounts per Unit set forth under "Essential Information" in Part Two of this Prospectus. The amount of net interest income which accrues per Unit may change as Bonds mature or are redeemed, exchanged or sold, or as the expenses of a Trust Fund change or the number of outstanding Units of a Trust Fund changes.

     Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. If a Unitholder desires to have certificates representing Units purchased, such certificates will be delivered as soon as possible following his written request therefor. For information with respect to redemption of Units purchased, but as to which certificates requested have not been received, see "Redemption" below.

     Accrued Interest. The Public Offering Price for Corporate Income Series 3 and subsequent series and all Investment Grade Corporate Income Series includes accrued interest. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities generally is paid semi-annually although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units.

     In an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date.

     Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest-bearing to Unitholders, the Trustee benefits thereby.

     Purchased and Daily Accrued Interest. The Public Offering Price for Kemper Defined Funds Corporate Income Series l and 2 includes Purchased and Daily Accrued Interest. Accrued interest consists of two elements.
The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the later of the last day on which interest thereon was paid or the date of original issuance of the bond. Interest on the coupon Bonds in a Trust Fund is paid semi-annually to such Trust. A portion of the aggregate amount of such accrued interest on the Bonds in a Trust to the First Settlement Date of such Trust is referred to herein as "Purchased Interest." Included in the Public Offering Price of Trust Units is the Purchased Interest. In an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unitholders, the Trustee may have advanced a portion of the accrued interest to the Sponsor as the Unitholder of record as of the First Settlement Date. The second element of accrued interest arises because the estimated net interest on the Units in a Trust Fund is accounted for daily on an accrual basis (herein referred to as "Daily Accrued Interest"). Because of this, the Units always have an amount of interest earned but not yet paid or reserved for payment. For this reason, the Public Offering Price of Units will include the proportionate share of Daily Accrued Interest to the date of settlement.

     If a Unitholder sells or redeems all or a portion of his Units or if the Bonds are sold or otherwise removed or if a Trust Fund is liquidated, he will receive at that time his proportionate share of the Purchased Interest, if any, and accrued interest (or Daily Accrued Interest) computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption in a Trust Fund.

     Public Distribution of Units. The Sponsor has qualified the Units for sale in a number of states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth below. Certain commercial banks are making Units of the Trust Funds available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in the amounts shown in the table below. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Fund Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. The Sponsor reserves the right to change the discounts set forth below from time to time. In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of the Trusts and other unit investment trusts created by the Sponsor. The difference between the discount and the sales charge will be retained by the Sponsor.

                                      DOLLAR WEIGHTED AVERAGE
                                          YEARS TO MATURITY*
                               2 TO 3.99     4 TO 9.99      10 OR MORE
                               ---------     ----------     ----------
DOLLAR AMOUNT OF TRADE        DISCOUNT PER UNIT (% OF PUBLIC OFFERING PRICE)
----------------------        ----------------------------------------------
     $1,000 to $99,999          2.00%          3.00%          4.00%
     $100,000 to $499,999       1.75           2.75           3.50
     $500,000 to $999,999       1.50           2.50           3.00
     $1,000,000 or more         1.25           2.25           2.50

---------------------
*If  the  dollar weighted average maturity of a Trust Fund is from  1  to
 1.99 years, the concession or agency commission is 1.00% of the Public Offering Price.

     The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

     Profits of Sponsor. The Sponsor will receive gross sales charges equal to the percentage of the Public Offering Price of the Units of a Trust stated under "Public Offering Price" and will pay a fixed portion of such sales charges to dealers and agents. The Sponsor may also realize additional profit or loss as a result of the possible change in the daily evaluation of the Bonds in a Trust, since the value of its inventory may increase or decrease.


                            MARKET FOR UNITS

     While not obligated to do so, the Sponsor intends to, subject to change at any time, maintain a market for Units of the Trusts offered hereby and to continuously offer to purchase said Units at prices, determined by the Evaluator, based on the aggregate bid prices of the underlying Bonds, together with Purchased Interest, if any, and accrued interest (or Daily Accrued Interest) to the expected dates of settlement. Unitholders who wish to dispose of their Units should inquire of their broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof. The offering price of any Units resold by the Sponsor will be in accord with that described in the currently effective prospectus describing such Units. Any profit or loss resulting from the resale of such Units will belong to the Sponsor. The Sponsor may suspend or discontinue purchases of Units if the supply of Units exceeds demand, or for other business reasons.


                               REDEMPTION

     A Unitholder who does not dispose of Units as described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $25,000 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchasers.

     Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Price for the Trust Fund, determined as set forth below under "Computation of Redemption Price," as of the evaluation time stated under "Essential Information" in Part Two of this Prospectus, next following such tender, multiplied by the number of Units being redeemed. Any Units redeemed shall be cancelled and any undivided fractional interest in a Trust Fund extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Bonds in a Trust Fund at the time of redemption.

     Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a certain percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "backup withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

     Any amounts paid on redemption representing interest shall be withdrawn from the Interest Account to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for the redemption of Units. Such sale may be required when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized. To the extent Bonds are sold, the size and diversity of a Trust Fund will be reduced.

     The  right  of  redemption may be suspended  and  payment  postponed
(1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Trustee of Bonds is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying Bonds in accordance with the Trust Agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

     Computation of Redemption Price. The Redemption Price for Units is computed by the Evaluator as of the evaluation time stated under "Essential Information" in Part Two of this Prospectus next occurring after the tendering of a Unit for redemption and on any other business day desired by it, by:

           A. adding: (1) the cash on hand in a Trust other than cash deposited in such Trust to purchase Bonds not applied to the purchase of such Bonds; (2) the aggregate value of each issue of the Bonds held in such Trust as determined by the Evaluator on the basis of bid prices therefor; and (3) Purchased and Daily Accrued Interest;

            B. deducting therefrom (1) amounts representing any applicable taxes or governmental charges payable out of such Trust Fund and for which no deductions have been previously made for the purpose of additions to the Reserve Account described under "Expenses of the Trusts"; (2) an amount representing estimated accrued expenses of such Trust Fund, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Sponsor and the Evaluator; (3) cash held for distribution to Unitholders of record as of the business day prior to the evaluation being made; and (4) other liabilities incurred by such Trust Fund; and

           C. finally dividing the results of such computation by the number of Units of such Trust Fund outstanding as of the date thereof.


                               UNITHOLDERS

     Ownership of Units. Ownership of Units of a Trust will not be evidenced by certificates unless a Unitholder or the Unitholder's registered broker/dealer makes a written request to the Trustee.

     Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument (if applicable), exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

     Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any whole Unit multiple thereof subject to any minimum investment requirement established by the Sponsor from time to time. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to

3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

     Distributions to Unitholders. Interest received by a Trust, including any portion of the proceeds from a disposition of Bonds which represents accrued interest, is credited by the Trustee to the Interest Account for such Trust. All other receipts are credited by the Trustee to a separate Principal Account for such Trust. Assuming a Trust Fund retains its original size and composition, after deduction of the fees and expenses of the Trustee, Sponsor and Evaluator and reimbursements (without interest) to the Trustee for any amounts advanced to such Trust Fund, the Trustee will normally distribute on each Interest Distribution Date (the fifteenth of the month) or shortly thereafter to Unitholders of record of such Trust Fund on the preceding Record Date (the first day of each month), an amount substantially equal to one-twelfth of such Unitholders' pro rata share of the estimated net annual interest income to the Interest Account.

     Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. Since interest on the Bonds is payable at varying intervals, usually in semi-annual installments, and distributions of income are made to Unitholders at different intervals from receipt of interest, the interest accruing to a Trust Fund may not be equal to the amount of money received and available for distribution from the Interest Account. Therefore, on each Distribution Date the amount of interest actually deposited in the Interest Account and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Trust Agreement to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account.

     The Trustee will distribute on each Distribution Date or shortly thereafter, to each Unitholder of record of each Trust Fund on the preceding Record Date, an amount substantially equal to such Unitholder's pro rata share of the cash balance, if any, in the Principal Account computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account is less than $1.00 per 100 Units.

     Statements to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of interest and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

     The accounts are required to be audited annually, at the related Trust Fund's expense, by independent auditors designated by the Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders. The accountants' report will be furnished by the Trustee to any Unitholder upon written request. Within a reasonable period of time after the end of each calendar year, the

Trustee shall furnish to each person who at any time during the calendar year was a Unitholder a statement for such Unitholder's Trust, covering the calendar year, setting forth:

           A. As to the Interest Account: (1) The amount of interest received on the Bonds, including amounts received as a portion of the proceeds of any disposition of the Bonds; (2) the amount paid from the Interest Account representing accrued interest of any Units redeemed; (3) the deductions from the Interest Account for applicable taxes, if any, fees and expenses (including auditing fees) of the Trustee, the Sponsor and the Evaluator; (4) any amounts credited by the Trustee to the Reserve Account described under "Expenses of the Trusts"; and (5) the net amount remaining after such payments and deductions, expressed both as a total dollar amount and a dollar amount per Unit outstanding on the last business day of such calendar year; and

           B. As to the Principal Account: (1) The dates of the maturity, liquidation or redemption of any of the Bonds and the net proceeds received therefrom excluding any portion credited to the Interest Account; (2) the amount paid from the Principal Account representing the principal of any Units redeemed; (3) the deductions from the Principal Account for payment of applicable taxes, if any, fees and expenses (including auditing fees) of the Trustee, the Sponsor and the Evaluator; (4) any amounts credited by the Trustee to the Reserve Account described under "Expenses of the Trusts"; and
     (5) the net amount remaining after distributions of principal and deductions, expressed both as a dollar amount and as a dollar amount per Unit outstanding on the last business day of the calendar year; and

           C. The following information: (1) A list of the Bonds as of the last business day of such calendar year; (2) the number of Units outstanding on the last business day of such calendar year; (3) the Redemption Price based on the last evaluation made during such calendar year; and (4) the amount actually distributed during such calendar year from the Interest and Principal Accounts separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for each such distribution.

     Rights of Unitholders. A Unitholder may at any time tender Units to the Trustee for redemption. The death or incapacity of any Unitholder will not operate to terminate a Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of a Trust.

     No Unitholder shall have the right to control the operation and management of a Trust in any manner, except to vote with respect to the amendment of the Trust Agreement or termination of the related Trust.


                         INVESTMENT SUPERVISION

     The Sponsor may not alter the portfolio of a Trust by the purchase, sale or substitution of Bonds, except in the special circumstances noted below. Thus, with the exception of the redemption or maturity of Bonds in accordance with their terms, the assets of a Trust Fund will remain unchanged under normal circumstances.

     The Sponsor may direct the Trustee to dispose of Bonds the value of which has been affected by certain adverse events including institution of certain legal proceedings or decline in price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Bonds in a Trust Fund would be detrimental to the interest of the Unitholders. The proceeds from any such sales, exclusive of any portion which represents accrued interest, will be credited to the Principal Account of a Trust Fund for distribution to the Unitholders.

     The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of Bonds to issue new obligations in exchange or substitution for any of such Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such Bonds or (2) in the written opinion of the Sponsor the issuer will probably default with respect to such Bonds in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unitholder, identifying the Bonds eliminated and the Bonds substituted therefor.

     The Trustee may sell Bonds, designated by the Sponsor, from a Trust Fund for the purpose of redeeming Units of such Trust Fund tendered for redemption and the payment of expenses.


                      ADMINISTRATION OF THE TRUSTS

     The Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of any Trust. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Unitholders."

     In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of a Trust. Such books and records shall be open to inspection by any Unitholder of the related Trust Fund at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from Time to lime be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Bonds held in each Trust Fund. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of the Bonds comprising a Trust Fund.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

     The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee at any time with or without cause and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The Trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

     The Sponsor. Ranson & Associates, Inc., the Sponsor of the Trusts, is an investment banking firm created in 1995 by a number of former owners and employees of Ranson Capital Corporation. On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Ranson & Associates, is also the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. Ranson & Associates, Inc. is the successor to a series of companies, the first of which was originally organized in Kansas in 1935. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and have sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the sponsor to each of the above-named unit investment trusts and serves as the financial advisor and as an underwriter for issuers in the Midwest and Southwest, especially in Kansas, Missouri and Texas. The Company's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241.

     If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreement and liquidate a Trust Fund as provided therein or (c) continue to act as Trustee without terminating the Trust Agreement.

     The foregoing financial information with regard to the Sponsor relates only to the Sponsor and not to any Trust Fund. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trust Funds. More comprehensive financial information can be obtained upon request from the Sponsor.

     The Evaluator. The Sponsor also serves as Evaluator. The Evaluator may resign or be removed by the Trustee in which event the Trustee is to use its best efforts to appoint a satisfactory successor. Such
resignation  or  removal  shall  become  effective  upon  acceptance   of
appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such resignation or removal and appointment shall be mailed by the Trustee to each Unitholder. At the present time, pursuant to a contract with the Evaluator, Cantor Fitzgerald & Co., a non-affiliated firm regularly engaged in the business of evaluating, quoting or appraising comparable securities, provides portfolio evaluations of the Bonds in each Trust Fund which are then reviewed by the Evaluator. In the event the Sponsor is unable to obtain current evaluations from Cantor Fitzgerald & Co., it may make its own evaluations or it may utilize the services of any other non-affiliated evaluator or evaluators it deems appropriate.

     Amendment and Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the
Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66-1/3% of the Units then outstanding of a Trust Fund, provided that no such amendment or waiver will reduce the interest of any Unitholder thereof without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders of the related Trust. Except in accordance with the provisions of the Trust Agreement, in no event shall the Trust Agreement be amended to increase the number of Units of the Trust issuable thereunder or to permit the acquisition of any Bonds in addition to or in substitution for those initially deposited in a Trust Fund (other than as provided in the Trust Agreement). The Trustee shall promptly notify Unitholders of the substance of any such amendment.

     The Trust Agreement provides that a Trust Fund shall terminate upon the maturity, redemption or other disposition of the last of the Bonds held in such Trust Fund, but in no event later than the Mandatory Termination Date set forth under "Essential Information" in Part Two of this Prospectus. If the value of a Trust Fund shall be less than the applicable minimum value stated under "Essential Information" in Part Two of this Prospectus (40% of the aggregate principal amount of Bonds deposited in such Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Trust Fund. A Trust Fund may be terminated at any time by the holders of Units representing 66-2/3% of the Units thereof then outstanding. In the event of termination of a Trust Fund, written notice thereof will be sent by the Trustee to all Unitholders of such Trust Fund. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in such Trust Fund and, after paying all expenses and charges incurred by such Trust Fund, will distribute to Unitholders thereof (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of such Trust Fund.

     Limitations on Liability. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreement or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misfeasance in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Trust Agreement. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Bonds.

     The Trustee: The Trust Agreement provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies, Bonds or certificates except by reason of its own negligence, bad faith or willful misfeasance in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Trust Agreement. The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sate by the Trustee of any Bonds. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon.

     The Evaluator: The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreement provides that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable only for its gross negligence, bad faith or willful misfeasance in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Trust Agreement.

                         EXPENSES OF THE TRUSTS

     The Sponsor will not charge the Trusts any fees for services performed as Sponsor, except that the Sponsor shall receive an annual surveillance fee, which is not to exceed the amount set forth under "Essential Information" in Part Two of this Prospectus for providing portfolio surveillance services for the Trusts. Such fee (which is based on the largest number of Units outstanding during each year) may exceed the actual costs of providing such surveillance services for a Trust, but at no time will the total amount received for portfolio surveillance services rendered to a Trust and to any other unit investment trusts sponsored by the Sponsor for which it provides portfolio surveillance services in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. The foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor will receive a portion of the sales commissions paid in connection with the purchase of Units and will retain the profits, if any, related to the deposit of Bonds in a Trust Fund. The Sponsor has borne all the expenses of creating and establishing the Trusts including the cost of the initial preparation, printing and execution of the Prospectus, Trust Agreement and certificates, legal and accounting expenses, advertising and selling expenses, payment of closing fees, the expenses of the Trustee, evaluation fees relating to the deposit and other out-of-pocket expenses.

     The Trustee receives for its services the fee set forth under "Essential Information" in Part Two of this Prospectus. The Trustee's fee which is calculated monthly is based on the largest aggregate principal amount of Bonds in each Trust Fund at any time during the period. Funds that are available for future distributions, redemptions and payment of expenses are held in accounts which are non-interest bearing to Unitholders and are available for use by the Trustee pursuant to normal banking procedures; however, the Trustee is also authorized by the Trust Agreement to make from time to time certain non-interest bearing advances to a Trust Fund. The Trustee's fee is payable on or
before   each  Distribution  Date.   See  "Unitholders-Distributions   to
Unitholders."

     For evaluation of the Bonds, the Evaluator shall receive a fee, payable monthly, calculated on the basis of that annual rate set forth under "Essential Information" in Part Two of this Prospectus based upon the largest aggregate principal amount of Bonds in the related Trust Fund at any time during such monthly period.

     The Trustee's fees, the Evaluator's fees and the surveillance fees are deducted from the Interest Account of the appropriate Trust Fund to the extent funds are available and then from the Principal Account of such Trust. Such fees may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price index entitled "All Services Less Rent of Shelter," published by the United States Department of Labor, or any equivalent index substituted therefor.

     The  following additional charges are or may be incurred by a  Trust
Fund: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by any agent for custody and safeguarding of Bonds); (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect such Trust or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of such Trust not resulting from gross negligence, bad faith or willful misconduct on its part; (f) indemnification of the Sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct; and (g) expenditures incurred in contacting Unitholders upon termination of such Trust Fund. The fees and expenses set forth herein are payable out of a Trust and, when owing to the Trustee, are secured by a lien on such Trust.

     Fees and expenses of a Trust Fund shall be deducted from the Interest Account thereof, or, to the extent funds are not available in such Account, from the Principal Account. The Trustee may withdraw from the Principal Account or the Interest Account such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges or other extraordinary expenses payable out of a Trust. Amounts so withdrawn shall be credited to a separate account maintained for each Trust Fund known as the Reserve Account and shall not be considered a part of the Trust Fund when determining the value of the Units until such time as the Trustee shall return all or any part of such amounts to the appropriate account.


                             LEGAL OPINIONS

     The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.


                          INDEPENDENT AUDITORS

     The statement of net assets, including the schedule of investments, appearing in Part Two of this Prospectus, with information pertaining to the specific Trust to which such statement relates, has been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing in Part Two of this Prospectus, and is included herein in reliance upon the authority of said firm as experts in accounting and auditing.

                        DESCRIPTION OF RATINGS*

     Standard & Poor's. - A brief description of the applicable Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., ("Standard & Poor's") rating symbols and their meanings follow:

--------------------
*    As described by the rating company itself.

     A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

           I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         II.   Nature of and provisions of the obligation;

         III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement, under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     Bonds rated 'BB,' 'B,' 'CCC,' 'CC,' and 'C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.

     'BB' indicates the least degree of speculation and 'C,' the highest degree of speculation, While such Bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

     B - Bonds rated B have greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

     CCC - Bonds rated CCC have a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

     CC - The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

     C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

     D - Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     Plus (+) or Minus (-): The ratings from "AA" to "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional Ratings: The letter "p" indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     Moody's Investors Service, Inc. - A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follow:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Their safety is so absolute that with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Their market value is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by economic performance during a sustained period of depressed business conditions, but, during periods of normalcy, A-rated bonds frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

     A1 - Bonds which are rated Al offer the maximum in security within their quality group, can be bought for possible upgrading in quality, and additionally, afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

     Baa - Bonds which are rated Baa are considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances and, aside from occasional speculative factors applying to some bonds of this class, Baa market valuations move in parallel with Aaa, Aa and A obligations during periods of economic normalcy, except in instances of oversupply.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Conditional Ratings: Bonds rated "Con(-)" are ones for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or
(d) payments to which some other limiting conditions attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in certain areas of its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Duff & Phelps Credit Rating Co. - A brief description of the applicable Duff & Phelps Credit Rating Co. rating symbols and their meanings follow:

     These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

     AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A  -  Protection  factors are average but adequate.   However,  risk
factors are more variable and greater in periods of economic stress.

     BBB   -  Below  average  protection  factors  but  still  considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

     B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     CCC   -   Well  below  investment  grade  securities.   Considerable
uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

CONTENTS                        PAGE
--------                        ----
SUMMARY                           2
THE TRUST FUNDS                   3
COMPENSATION FOR FOREIGN
 WITHHOLDING TAX 4
FEDERAL TAX STATUS                5
TAX REPORTING AND REALLOCATION   10
TRUST PORTFOLIOS                 10
  PORTFOLIO SELECTION            10
  RISK FACTORS                   11
  GENERAL TRUST INFORMATION      15
RETIREMENT PLANS                 16
DISTRIBUTION REINVESTMENT        17
INTEREST, ESTIMATED LONG-TERM
 RETURN AND ESTIMATED CURRENT
 RETURN                          18
PUBLIC OFFERING OF UNITS         19
  PUBLIC OFFERING PRICE          19
  ACCRUED INTEREST               21
  PURCHASED AND DAILY ACCRUED
   INTEREST                      21
  PUBLIC DISTRIBUTION OF UNITS   22
  PROFITS OF SPONSOR             23
MARKET FOR UNITS                 23
REDEMPTION                       23
UNITHOLDERS                      25
  OWNERSHIP OF UNITS             25
  DISTRIBUTIONS TO UNITHOLDERS   26
  STATEMENTS TO UNITHOLDERS      26
  RIGHTS OF UNITHOLDERS          27
INVESTMENT SUPERVISION           27
ADMINISTRATION OF THE TRUSTS     28
  THE TRUSTEE                    28
  THE SPONSOR                    29
  THE EVALUATOR                  30
  AMENDMENT AND TERMINATION      30
  LIMITATIONS ON LIABILITY       31
EXPENSES OF THE TRUSTS           32
LEGAL OPINIONS                   33
INDEPENDENT AUDITORS             33
DESCRIPTION OF RATINGS           33

                          --------------------
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is made.

                          --------------------

No person is authorized to give any information or to make any representations not contained in this Prospectus and any information or representation not contained herein must not be relied upon as having been authorized by the Trusts, the Trustee, or the Sponsor. The Trusts are registered as unit investment trusts under the Investment Company Act of 1940. Such registration does not imply that the Trusts or the Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

                          --------------------

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.



   -------------

     CORPORATE
      INCOME

   -------------


                   ---------------

                     PROSPECTUS
                      PART ONE

                   ---------------


CORPORATE INCOME SERIES


DEFINED HIGH YIELD CORPORATE
     INCOME SERIES

INVESTMENT GRADE CORPORATE
     INCOME SERIES




                    Dated as of the date set forth in
                       Part Two of this Prospectus




                        RANSON & ASSOCIATES, INC.

                              EVEREN Defined Funds

                             Corporate Income Series 5












                                     Part Two

                                Dated April 30, 1999








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                              EVEREN Defined Funds
                            Corporate Income Series 5
                             Essential Information
                            As of December 31, 1998
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                     $5,545,000
Number of Units                                                     1,077,169
Fractional Undivided Interest in the Trust per Unit               1/1,077,169
Principal Amount of Securities per Unit                                $5.148
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                       $5,657,620
  Aggregate Value of Securities per Unit                               $5.252
  Principal Cash per Unit (1)                                         $(.027)
  Accrued Interest per Unit through settlement date
  of January 6, 1999                                                    $.006
  Total Price including Accrued Interest per Unit                      $5.231
  Sales Charge of 3.50% of Public Offering Price
  (3.627% of the net amount invested) per Unit                          $.190
  Public Offering Price per Unit                                       $5.421
Redemption Price per Unit                                              $5.231
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                     $.4450
  Less:  Estimated Annual Expense                                      $.0112
  Estimated Net Annual Interest Income                                 $.4338
Daily Rate at which Estimated Annual Interest Income
  Accrues per Unit                                                   $.001205
Estimated Current Return Based on Public Offering Price (2)             8.00%
Estimated Long-Term Return (2)                                          3.29%

[FN]
1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part One).

3. See Note 1 to the accompanying financial statements of the Trust regarding a change in ownership of Kemper Unit Investment Trusts and Kemper Securities, Inc.

                            Ranson Defined Funds
                          Corporate Income Series 5
                       Essential Information (continued)
                            As of December 31, 1998
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.


Record and Distribution Date         Record Date is the first of each month and
                                     distributions to Unitholders on such record dates will be made on the 15th day of the month.


Distribution Dates                   No distribution (other than capital gains
                                     distributions) need be made from the
                                     Principal Account if the balance therein, excluding capital gains, is less than $1.00 per 100 Units.

Trustee's Annual Fee (including      $1.19 per 100 Units (includes $1.09 of
 estimated expenses)                 Trustee's annual fee per $1,000 principal
                                     amount of underlying Securities and $.30 of out-of-pocket expenses per 100 Units).

Evaluator's Annual Fee               $.30 per $1,000 principal amount of
                                     underlying Securities.

Surveillance Fee                     $.25 per $1,000 principal amount of
                                     underlying Securities.

Date of Trust Agreement and          March 13, 1996
 Initial Deposit

Mandatory Termination Date           December 31, 2001

Weighted Average Stated              1.06 years
 Maturity of Bonds

Discretionary Liquidation Amount     The Trust may be terminated if the value
                                     thereof is less than $130,000 (40% of the par value of the Securities deposited in the Trust).

                            Report of Independent Auditors


Unitholders
EVEREN Defined Funds
Corporate Income Series 5


We have audited the accompanying statement of assets and liabilities of EVEREN Defined Funds Corporate Income Series 5, including the schedule of investments, as of December 31, 1998, and the related statements of operations and changes in net assets for each of the two years then ended and for the period from March 13, 1996 (Date of Deposit) to December 31, 1996. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of EVEREN Defined Funds Corporate Income Series 5 at December 31, 1998, and the results of its operations and changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP



Kansas City, Missouri
April 16, 1999

                              EVEREN Defined Funds

                          Corporate Income Series 5

                       Statement of Assets and Liabilities

                               December 31, 1998


Assets
Securities, at value (cost $5,565,380)                              $5,657,620
Interest receivable                                                    128,920
                                                                     ---------
Total assets                                                         5,786,540


Liabilities and net assets
Cash overdraft                                                          84,003
Redemption payable                                                      22,751
Accrued liabilities                                                      3,325
                                                                     ---------
                                                                       110,079

Net assets, applicable to 1,077,169 Units outstanding:
  Cost of Trust assets, exclusive of interest          $5,565,380
  Unrealized appreciation                                  92,240
  Distributable funds                                      18,841
                                                        ---------    ---------
Net assets                                                          $5,676,461
                                                                     =========

[FN]

See accompanying notes to financial statements.

                              EVEREN Defined Funds

                           Corporate Income Series 5

                            Statements of Operations

                                                                   Period from
                                                                     March 13,
                                          Year ended   Year ended      1996 to
                                        December 31, December 31, December 31,
                                                1998         1997         1996
                                           ---------    ---------    ---------
Investment income - interest                $858,563   $1,182,436     $686,390
Expenses:
  Trustee's fees and related expenses         15,961       22,076        9,644
  Evaluator's and portfolio
    surveillance fees                          5,601        7,436        4,091
                                           ---------    ---------    ---------
Total expenses                                21,562       29,512       13,735
                                           ---------    ---------    ---------
Net investment income                        837,001    1,152,924      672,655

Realized and unrealized gain (loss)
    on investments:
  Realized gain                              223,146        4,725            -
  Unrealized appreciation (depreciation)
   during the period                        (275,300)     145,238      222,302
                                           ---------    ---------    ---------
Net gain (loss) on investment                (52,154)     149,963      222,302
                                           ---------    ---------    ---------
Net increase in net assets resulting
    from operations                         $784,847   $1,302,887     $894,957
                                           =========    =========    =========

[FN]

See accompanying notes to financial statements.

                              EVEREN Defined Funds

                            Corporate Income Series 5

                       Statements of Changes in Net Assets


                                                                   Period from
                                                                     March 13,
                                          Year ended   Year ended      1996 to
                                        December 31, December 31, December 31,
                                                1998         1997         1996
                                           ---------    ---------    ---------

Operations:
  Net investment income                     $837,001   $1,152,924     $672,655
  Realized gain on investments               223,146        4,725            -
  Unrealized appreciation (depreciation)
    on investments during the period        (275,300)     145,238      222,302
                                           ---------    ---------    ---------
Net increase in net assets resulting
    from operations                          784,847    1,302,887      894,957

Distributions to Unitholders:
  Net investment income                     (785,674)  (1,023,463)    (570,117)
  Principal from investment transactions  (5,501,429)           -            -
                                           ---------    ---------    ---------
Total distributions to Unitholders        (6,287,103)  (1,023,463)    (570,117)

Capital transactions:
  Issuance of 1,365,000 Units                      -            -   13,243,302
  Redemption of 331 Units                          -            -       (3,297)
  Redemption of 65,877 Units                       -     (658,169)           -
  Redemption of 221,623 Units             (2,007,383)           -            -
                                           ---------    ---------    ---------
Total increase (decrease) in net assets   (7,509,639)    (378,745)  13,564,845

Net assets:
  At the beginning of the period          13,186,100   13,564,845            -
                                           ---------    ---------    ---------
  At the end of the period (including
    distributable funds, applicable to
    Trust Units of $18,841, $75,649 and
    $99,241 at December 31, 1998, 1997
    and 1996, respectively)               $5,676,461  $13,186,100  $13,564,845
                                           =========    =========    =========
Trust Units outstanding at the end
    of the period                          1,077,169    1,298,792    1,364,669
                                           =========    =========    =========
Net asset value per Unit at the end
    of the period                              $5.27       $10.15        $9.94
                                           =========    =========    =========

[FN]

See accompanying notes to financial statements.

                                                       EVEREN Defined Funds

                                                    Corporate Income Series 5

                                                   Schedule of Investments

                                                        December 31, 1998


                                                        Coupon     Maturity  Redemption                      Principal
Name of Issuer and Title of Bond                        Rate           Date  Provisions(2)       Rating(1)      Amount     Value(3)
---------------------                                   ---             ---  -----               ---         ---------          ---
Domtar, Inc.                                           11.750%    3/15/1999  Non-Callable        Ba1*           $790,000    $837,716

Valasis Inserts                                         9.375     3/15/1999  Non-Callable        BB-           1,350,000   1,357,074

Six Flags Entertainment (4)                             0.000    12/15/1999  Non-Callable        BBB-            590,000     558,022

Century Communication, Inc.                             9.500     8/15/2000  Non-Callable        BB-           1,310,000   1,355,365

Reliance Group Holdings                                 9.000    11/15/2000  Non-Callable        BB+           1,505,000   1,549,443
                                                                                                              ---------    ---------
                                                                                                             $5,545,000   $5,657,620
                                                                                                              =========    =========

[FN]
See accompanying notes to Schedule of Investments.

                              EVEREN Defined Funds

                             Corporate Income Series 5

                           Notes to Schedule of Investments



1. All ratings are by Standard & Poor's Corporation, unless marked with the symbol "*", in which case the rating is by Moody's Investors Service, Inc. The symbol "NR" indicates Bonds for which no rating is available.

Standard & Poor's Corporation states, "Bonds rated BB, B, CCC and CC are regarded, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Within this range of ratings, BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions".

Moody's Investors Service, Inc. states "Bonds rated Ba, B, Ca and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interesr and repay principal in accordance with the terms of the obligation. Within this range of ratings, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. The prices at which the Bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the Bonds in the Trust. In addition, certain Bonds in the Trust may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

4. This Bond has been purchased at a discount from the par value because there is no stated interest income thereon. Such Bond is normally described as a"zero coupon" Bond. Over the life of the Bond the values increase, so that upon maturity, the holders of the Bond will receive 100% of the principal amount thereof.

See accompanying notes to financial statements.

                              EVEREN Defined Funds

                             Corporate Income Series 5

                            Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

From the Trust's date of deposit through November 26, 1996, the Trust's sponsor and evaluator was EVEREN Unit Investment Trusts (EVEREN), or its predecessor entity, Kemper Unit Investment Trusts. On that date, Zurich Kemper Investments, Inc. acquired EVEREN and assigned substantially all of its unit investment trust business to Ranson & Associates, Inc., which serves as the Trust's sponsor and evaluator.

Valuation of Securities

Corporate Securities and the zero coupon obligations are stated at bid prices as determined by Ranson & Associates, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above.

Cost of Securities

Cost of the Trust's Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, plus amortization of original issue discount for the zero coupon obligations. The premium or discount for the fixed rate obligations is not being amortized. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of original issue discount on the zero coupon obligations and interest accrued as earned on the fixed rate obligations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 1998:

   Gross unrealized appreciation                                    $132,142
   Gross unrealized depreciation                                    (39,902)
                                                                  ----------
   Net unrealized appreciation                                       $92,240
                                                                   =========

3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

                              EVEREN Defined Funds

                             Corporate Income Series 5

                         Notes to Financial Statements (continued)


4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase, plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.625% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid prices of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account, and daily accrued interest on the date of an investor's purchase, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.627% of the net amount invested).

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis, are $.65, $.76 and $.53 for the years ended December 31, 1998, 1997 and 1996, respectively. In addition, distribution of principal related to the sale or call of securities is $4.89 per unit for the year ended December 31, 1998.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 1999, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of EVEREN Defined Funds Corporate Income Series 5 dated April 30, 1999.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 1999

                      Contents of Post-Effective Amendment
                            To Registration Statement



     This Post-Effective amendment to the Registration Statement comprises the following papers and documents:


                                The facing sheet


                                 The prospectus


                                 The signatures


                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, The Registrant, EVEREN Unit Investment Trusts Series 43, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 30th day of April, 1999.

                              EVEREN Unit Investment Trusts Series 43
                                 Registrant

                              By: Ranson & Associates, Inc.
                                 Depositor

                              By: Robin Pinkerton
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 30, 1999 by the following persons, who constitute a majority of the Board of Directors of Ranson & Associates, Inc.

           Signature                            Title



Douglas K. Rogers    Executive Vice and President and Director
Douglas K. Rogers


Alex R. Meitzner     Chairman of the Board and Director
Alex R. Meitzner


Robin K. Pinkerton   President, Secretary, Treasurer and
Robin K. Pinkerton   Director

                                             Robin Pinkerton

     An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of The Kansas Tax-Exempt Trust, Series 51 (File No. 33-46376) and Series 52 (File No. 33-47687) and the same are hereby incorporated herein by this reference.